Partners' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Partners' Equity
Schedule of cash distributions

	Type of	Distribution	Payment	Amount
Declaration date	units	per unit	date	paid
January 29, 2019	Common	$0.55	February 13, 2019	26,929
February 22, 2019	Preference (Series A, B,C)	$0.5390625, $0.5125, $0.7083	March 15, 2019	8,290
April 24, 2019	Common	$0.55	May 10, 2019	26,911
May 10, 2019	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	June 17, 2019	7,582
July 24, 2019	Common	$0.55	August 9, 2019	26,640
July 24, 2019	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	September 16, 2019	7,582
October 29, 2019	Common	$0.55	November 13, 2019	26,437
November 14, 2019	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	December 16, 2019	7,582
Total				$137,953
February 5, 2020	Common	$0.561	February 21, 2020	26,754
February 5, 2020	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	March 16, 2020	7,582
May 6, 2020	Common	$0.125	May 21, 2020	5,967
May 14, 2020	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	June 15, 2020	7,582
August 4, 2020	Common	$0.125	August 20, 2020	6,022
August 4, 2020	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	September 15, 2020	7,582
November 9, 2020	Common	$0.01	November 25, 2020	485
November 9, 2020	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	December 15, 2020	7,582
Total				$69,556
January 27, 2021	Common	$0.01	February 11, 2021	485
February 19, 2021	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	March 15, 2021	7,582
April 28, 2021	Common	$0.01	May 13, 2021	485
May 13, 2021	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	June 14, 2021	7,582
July 26, 2021	Common	$0.01	August 12, 2021	522
July 26, 2021	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	September 13, 2021	7,412
October 26, 2021	Common	$0.01	November 12, 2021	522
November 16, 2021	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	December 14, 2021	7,287
Total				$31,877